Stockholders' Equity (Details 1) (USD $)	9 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding, Beginning balance
Number of Shares, Granted	636,000
Number of Shares, Exercised
Number of Shares, Forfeited or expired
Number of Shares, Outstanding, Ending balance	636,000
Number of Shares, Exercisable, Ending balance
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Exercise Price, Ending balance	$ 0.4225
Weighted Average Exercise Price, Exercisable, Ending balance
Weighted-Average Remaining Contractual Term, Granted	1 year 8 months 12 days
Weighted-Average Remaining Contractual Term, Ending	1 year 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable, Ending	0 years
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable, Ending balance